3. Accounts Receivable (Details Narrative) (USD $)	4 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable Details Narrative [Abstract]
Bad debt expense	$ 37,000	$ 32,955	$ 133,907	$ 21,200